Leases	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Leases

16. Leases

Our lease portfolio consists primarily of real estate facilities under operating leases and we determine if an arrangement is or contains a lease at inception. ROU assets and lease liabilities are recognized at commencement based on the present value of the lease consideration in the contracts over the lease term. We apply the incremental borrowing rate in determining the present value of the lease consideration in the contracts, as most of our leases do not provide an implicit rate. Our incremental borrowing rate is the rate of interest we would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because we generally do not borrow on a collateralized basis, we apply an estimate of what the collateralized credit rating would be as an input to deriving an appropriate incremental borrowing rate. Certain of our lease agreements include options to extend or renew the lease terms. Such options are excluded from the ROU assets and lease liabilities, unless they are reasonably certain to be exercised. Operating lease expense is recognized on a straight-line basis over the lease term.

Certain lease agreements contain variable lease payments, which primarily include variable costs for warehousing and distribution services related to our outsourced distribution hubs, and to a lesser extent, variable costs related to office common area maintenance charges.

The table below summarizes the components of lease expenses:

	Three Months Ended September 30, 2020	Nine months ended September 30, 2020
		(In thousands)
Operating lease expense	$2,739	$6,932
Variable lease expense	2,226	4,657

Total lease expense	$4,965	$11,589

During the three and nine months ended September 30, 2020, we made $2.6 million and $6.7 million, respectively, in payments for operating leases included within cash provided by operating activities in our condensed combined consolidated statement of cash flows.

As of September 30, 2020, the weighted-average remaining lease term was 3.6 years and the weighed-average discount rate was 4.0%.

Amounts of future undiscounted cash flows related to operating lease payments over the lease term included in the measurement of lease liabilities as of September 30, 2020 are as follows:

Amounts
(In thousands)
2020 (remaining three months)	$2,310
2021	9,072
2022	6,372
2023	5,172
2024	3,999
Thereafter	1,987

Total future lease payments	$28,912
Less: Imputed interest	(2,133)

Present value of operating lease liabilities	$26,779
Current portion of operating lease liabilities (1)	$8,883
Long-term operating lease liabilities (1)	$17,896

(1)

The current portion and long-term portion of operating lease liabilities are included in “other liabilities and accrued expenses” and “other liabilities, noncurrent”, respectively, on our condensed combined consolidated balance sheets.

Future minimum lease payments under non-cancelable operating leases as of December 31, 2019, as defined under the previous lease accounting guidance of ASC Topic 840, were as follows:

Amounts
(In thousands)
2020	$7,525
2021	5,786
2022	2,701
2023	1,584
2024	1,025
Thereafter	—

Total	$18,621